Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Geographic Area (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Cash	€ 20,320	€ 20,322	€ 33,610
Europe [member]
Disclosure of geographical areas [line items]
Cash	11,272	10,486
Asia [member]
Disclosure of geographical areas [line items]
Cash	4,906	5,069
North America [member]
Disclosure of geographical areas [line items]
Cash	3,812	3,261
South America [member]
Disclosure of geographical areas [line items]
Cash	205	1,337
Other [member]
Disclosure of geographical areas [line items]
Cash	€ 125	€ 169